GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 10—GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012, by operating segment, were as follows (in thousands):

	Vivint	2GIG	Consolidated
Balance as of January 1, 2012	$—	$—	$—
Goodwill resulting from the Merger	832,579	43,792	876,371
Effect of foreign currency translation	271	—	271

Balance as of December 31, 2012	832,850	43,792	876,642

Goodwill resulting from Smartrove acquisition	1,765	—	1,765
Goodwill resulting from net worth adjustments	2,079	—	2,079
Goodwill resulting from income tax adjustments	1,852	—	1,852
Effect of foreign currency translation	(2,228)	—	(2,228)
Divestiture of 2GIG	—	(43,792)	(43,792)

Balance as of December 31, 2013	$836,318	$—	$836,318

In accordance with authoritative guidance for accounting for goodwill and other intangible assets, the Company performs an impairment test on its goodwill annually, as of October 1, or more often when events occur or circumstances change that would, more likely than not, reduce the fair value of a reporting unit below its carrying value. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate goodwill impairment using a qualitative approach. As of December 31, 2013, no indicators of impairment existed.

Intangible assets, net

The following table presents intangible asset balances as of December 31, 2013 and 2012 (in thousands):

	December 31,		Estimated Useful Lives
	2013	2012
Customer contracts	$984,403	$990,777	10 years
2GIG 2.0 technology	17,000	17,000	8 years
CMS and other technology	6,114	2,300	5 years
Smartrove technology	4,040	—	3 years
Other technology	650	—	2 years
2GIG customer relationships	—	45,000	10 years
2GIG 1.0 technology	—	8,000	6 years

	1,012,207	1,063,077
Accumulated amortization	(171,493)	(10,058)

Net ending balance	$840,714	$1,053,019

The 2GIG customer relationships and 2GIG 1.0 technology intangible assets were disposed of in connection with the 2GIG Sale (See Note 4). The 2GIG 2.0 technology was retained by the Company. In addition, as of December 31, 2013, the Company had unamortized capitalized software development costs of $3,672,000 related to the 2GIG 2.0 technology. During the year ended December 31, 2013, the Company recognized $141,000 of amortization expense related to the capitalized software development costs. There were no capitalized software development costs for the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012 or for the year ended December 31, 2011.

In connection with the Smartrove acquisition, the Company also purchased certain intellectual property for cash consideration of $650,000, of which $130,000 is held in escrow for the indemnification of claims or disputes that may arise. The escrow is scheduled to be released on May 30, 2014, less any amount of unresolved claims.

Amortization expense related to intangible assets was $164,230,000 for the year ended December 31, 2013, $10,058,000 for the Successor Period ended December 31, 2012, $325,000 for the Predecessor Period ended November 16, 2012 and $1,751,000 for the year ended December 31, 2011.

Estimated future amortization expense of intangible assets is as follows (in thousands):

2014	$150,352
2015	133,900
2016	115,781
2017	99,704
2018	87,627
Thereafter	253,350

Total estimated amortization expense	$840,714